CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [abstract]
Revenue	$ 257,099
Cost of revenue	1,959,111
Gross loss before fair value adjustments	(1,702,012)
Fair value adjustments on inventory sold	22,249
Unrealized loss on changes in fair value of biological assets	682,739
Gross loss	(2,407,000)
Expenses
General and administrative	14,811,529	$ 18,740,360
Share-based payments	16,061,319	6,440,406
Depreciation and amortization	3,146,680	183,194
Allowance for impairment of Auxly funds		7,499,977
Impairment of property, plant and equipment and right-of-use asset	243,468
Total operating expenses	34,262,996	32,863,937
Loss from operations	(36,669,996)	(32,863,937)
Other income	(125,536)	(88,763)
Finance expense	206,454
Loss on settlement of financial liability	24,810
Loss on change in fair value of derivative liability	3,568,305
Loss (gain) on changes in fair value of other investments	11,669,157	(10,064,550)
Net loss	(52,013,186)	(22,710,624)
Items that may be subsequently reclassified to income:
Exchange loss on translation of foreign operations	(112,690)
Comprehensive loss	$ (52,125,876)	$ (22,710,624)
Net loss per share - basic and diluted (in dollars per share)	$ (7.37)	$ (3.85)
Weighted average number of shares outstanding - basic and diluted	7,056,245	5,905,252